ULTIMUS
                                Your Fund Matters



January 8, 2008


                          VIA: ELECTRONIC TRANSMISSION
                          ----------------------------


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:  The RAM Funds (the "Trust")

Ladies and Gentlemen:

      On behalf of The RAM Funds, we hereby electronically file, pursuant to the Securities Act of 1933, and pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust's registration statement on Form N-1A.

     If you have any questions concerning this filing, please contact Tina H. Bloom at (513) 587-3418.

                                           Very truly yours,

                                           /s/ Tina Bloom

                                           Tina Bloom
                                           Vice President












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Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450     Phone: 513 587 3400
www.ultimusfundsolutions.com     Cincinnati, Ohio 45246            Fax:   513 587 3437
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